Employee benefits (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefits
Schedule of employee related benefits

		Current liabilities		Non-current liabilities
	Notes	December 31, 2024	December 31 ,2023	December 31, 2024	December 31 ,2023
Payroll, related charges and other remunerations	30(a)	934	867	-	-
Share-based payment	30(b)	16	27	-	-
Employee post retirement obligation	30(c)	62	70	1,118	1,381
		1,012	964	1,118	1,381

Schedule of fair value of the matching program

	2024 Program	2023 Program	2022 Program
Granted shares	2,244,659	1,330,503	1,437,588
Share price	12.02	15.94	20.03

Schedule of assumptions used for the monte carlo simulations

	2024 Program	2023 Program	2022 Program
Granted shares	1,873,175	1,177,755	1,709,955
Date shares were granted	April 29, 2024	January 2, 2023	January 3, 2022
Share price	12.49	16.6	13.81
Expected volatility	35.60%	48.33%	39.00%
Expected term (in years)	3	3	3
Expected shareholder return indicator	66.95%	72.42%	51.20%
Expected performance factor	81.56%	69.17%	44.12%

Schedule of present value obligation

	Overfunded pension plans	Underfunded pension plans and other benefits

Benefit obligation as of December 31, 2022	5,142	1,665
Service costs	16	23
Interest costs	322	171
Benefits paid	(479)	(182)
Effect of changes in the actuarial assumptions	468	174
Settlement	-	(836)
Transfer to assets held for sale	-	(40)
Other	3	8
Translation adjustment	246	84
Transfer	(1,201)	1,201
Benefit obligation as of December 31, 2023	4,517	2,268
Service costs	16	22
Past Service Cost	(5)	4
Interest costs	274	117
Benefits paid	(469)	(143)
Effect of changes in the actuarial assumptions	(220)	(86)
Administrative cost and taxes	3	2
Translation adjustment	(770)	(261)
Benefit obligation as of December 31, 2024	3,346	1,923

Schedule of evolution of assets fair value

	Overfunded pension plans	Underfunded pension plans and other benefits
Fair value of plan assets as of December 31, 2022	6,340	339
Interest income	429	85
Employer contributions	22	81
Benefits paid	(479)	(182)
Return on plan assets (excluding interest income)	286	44
Settlement	-	(841)
Translation adjustment	320	28
Transfer	(1,261)	1,261
Fair value of plan assets as of December 31, 2023	5,657	815
Interest income	349	38
Employer contributions	17	78
Benefits paid	(469)	(143)
Return on plan assets (excluding interest income)	(259)	34
Translation adjustment	(979)	(79)
Fair value of plan assets as of December 31, 2024	4,316	743

Schedule of reconciliation of assets and liabilities recognized in the statement of financial position

	Plans in Brazil
	December 31, 2024		December 31, 2023
Movements of assets ceiling	Overfunded pension plans	Underfunded pension plans and other benefits	Overfunded pension plans	Underfunded pension plans and other benefits
Balance at beginning of the year	893	-	924	-
Interest income	61	-	95	-
Changes on asset ceiling	(109)	-	(194)	-
Translation adjustment	(196)	-	68	-
Balance at end of the year	649	-	893	-

Amount recognized in the statement of financial position
Present value of actuarial liabilities	(2,113)	(438)	(3,152)	(661)
Fair value of assets	2,762	60	4,045	94
Effect of the asset ceiling	(649)	-	(893)	-
Liabilities	-	(378)	-	(567)

Current liabilities	-	(22)	-	(25)
Non-current liabilities	-	(356)	-	(542)
Liabilities	-	(378)	-	(567)
	Foreign plan
		December 31, 2024		December 31, 2023
Movements of assets ceiling	Overfunded pension plans (i)	Underfunded pension plans and other benefits	Overfunded pension plans	Underfunded pension plans and other benefits
Balance at beginning of the year	178	-	190	-
Interest income	8	-	8	1
Changes on asset ceiling and onerous liability	33	-	2	(28)
Translation adjustment	(8)	-	5	-
Transfer	-	-	(27)	27
Balance at end of the year	211	-	178	-

Amount recognized in the statement of financial position
Present value of actuarial liabilities	(1,233)	(1,485)	(1,365)	(1,605)
Fair value of assets	1,554	683	1,611	721
Effect of the asset ceiling	(211)	-	(178)	-
Assets (liabilities)	110	(802)	68	(884)

Current liabilities	-	(40)	-	(45)
Non-current assets (liabilities)	110	(762)	68	(839)
Assets (liabilities)	110	(802)	68	(884)

	Total
	December 31, 2024		December 31, 2023
Movements of assets ceiling	Overfunded pension plans (i)	Underfunded pension plans and other benefits	Overfunded pension plans	Underfunded pension plans and other benefits
Balance at beginning of the year	1,071	-	1,114	-
Interest income	69	-	103	1
Changes on asset ceiling	(76)	-	(192)	(28)
Translation adjustment	(204)	-	73	-
Transfer	-	-	(27)	27
Balance at end of the year	860	-	1,071	-

Amount recognized in the statement of financial position
Present value of actuarial liabilities	(3,346)	(1,923)	(4,517)	(2,266)
Fair value of assets	4,316	743	5,656	815
Effect of the asset ceiling	(860)	-	(1,071)	-
Assets (liabilities)	110	(1,180)	68	(1,451)

Current liabilities	-	(62)	-	(70)
Non-current assets (liabilities)	110	(1,118)	68	(1,381)
Assets (liabilities)	110	(1,180)	68	(1,451)

(i)	The pension plan asset is recorded as “Other non-current assets” in the balance sheet.

Schedule of costs recognized in the income statement

	Year ended December 31,
	2024		2023		2022
	Overfunded pension plans	Underfunded pension plans and other benefits	Overfunded pension plans	Underfunded pension plans and other benefits	Overfunded pension plans	Underfunded pension plans and other benefits
Service cost	16	22	16	23	45	53
Interest expense	274	117	322	171	325	99
Interest income	(349)	(38)	(429)	(85)	(412)	(17)
Interest expense on effect of (asset ceiling)/ onerous liability	69	-	103	1	84	-
Others	(2)	7	3	8	-	-
Total of cost, net	8	108	15	118	42	135

Schedule of costs recognized in the statement of comprehensive income

	Year ended December 31,
	2024		2023		2022
	Overfunded pension plans	Underfunded pension plans and other benefits	Overfunded pension plans	Underfunded pension plans and other benefits	Overfunded pension plans	Underfunded pension plans and other benefits
Balance at beginning of the year	(127)	(73)	(124)	17	(93)	(264)
Effect of changes actuarial assumptions	220	86	(468)	(174)	784	452
Return on plan assets (excluding interest income)	(259)	34	286	44	(752)	(31)
Change of asset ceiling	76	-	192	28	(65)	-
Others	(4)	(3)	-	(12)	(3)	-
	33	117	10	(114)	(36)	421
Deferred income tax	(15)	(33)	(3)	39	12	(128)
Others comprehensive income	18	84	7	(75)	(24)	293
Translation adjustments	28	40	(10)	(15)	(7)	(12)
Accumulated other comprehensive income	(81)	51	(127)	(73)	(124)	17

Schedule of assumptions were adopted

	Brazil
	December 31, 2024		December 31, 2023
	Overfunded pension plans	Underfunded pension plans and other benefits	Overfunded pension plans	Underfunded pension plans and other benefits
Discount rate to determine benefit obligation	11.07% - 11.48%	11.07% - 12.12%	8.57% - 8.63%	8.59% - 10.15%
Nominal average rate to determine expense/ income	11.07% - 11.48%	12.12%	8.57% - 8.63%	10.15%
Nominal average rate of salary increase	3.50% - 5.57%	4.25%	3.08% - 4.94%	4.50%
Nominal average rate of benefit increase	3.50% - 4.02%	4.25%	3.08% - 3.60%	4.50%
Immediate health care cost trend rate	N/A	6.61%	N/A	6.17%
Ultimate health care cost trend rate	N/A	6.61%	N/A	6.17%
Nominal average rate of price inflation	3.50%	3.50% - 4.25%	3.08%	3.08% - 4.5%

	Foreign
	December 31, 2024		December 31, 2023
	Overfunded pension plans	Underfunded pension plans and other benefits	Overfunded pension plans	Underfunded pension plans and other benefits
Discount rate to determine benefit obligation	4.66%	4.66% - 4.72%	4.63%	4.63% - 4.64%
Nominal average rate to determine expense/ income	4.61%	4.61%	5.10%	5.10% - 5.14%
Nominal average rate of salary increase	3.10%	3.10%	3.31%	3.31%
Nominal average rate of benefit increase	3.00%	3.00%	3.00%	3.00%
Immediate health care cost trend rate	N/A	4.50%	N/A	4.85%
Ultimate health care cost trend rate	N/A	4.39%	N/A	4.49%
Nominal average rate of price inflation	2.08%	2.08%	2.08%	2.08%

For the sensitivity analysis, the Company applies the effect of 1.0% in nominal discount rate to the present value of the Company´s actuarial liability. The effects of this analysis on the Company´s actuarial liability and assumptions adopted are as follows:

	Brazil
	December 31, 2024
	Overfunded pension plans	Underfunded pension plans and other benefits
Nominal discount rate - 1% increase
Actuarial liability adjusted for sensitivity test	1,990	422
Assumptions made	12.28%	12.45% - 13.12%

Nominal discount rate - 1% reduction
Actuarial liability adjusted for sensitivity test	2,253	490
Assumptions made	10.28%	10.45% - 11.12%

	Foreign
	December 31, 2024
	Overfunded pension plans	Underfunded pension plans and other benefits
Nominal discount rate - 1% increase
Actuarial liability adjusted for sensitivity test	1,123	1,301
Assumptions made	5.66%	5.66% - 5.72%

Nominal discount rate - 1% reduction
Actuarial liability adjusted for sensitivity test	1,364	1,684
Assumptions made	3.66%	3.66% - 3.72%

Schedule of overfunded pension plans

	December 31, 2024				December 31, 2023
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	-	28	-	28	-	14	-	14
Equity securities	69	-	-	69	261	-	-	261
Debt securities – Corporate	-	196	-	196	-	396	-	396
Debt securities – Government	2,521	279	-	2,800	3,814	361	-	4,175
Investments funds - Fixed Income	1,123	-	-	1,123	1,391	162	-	1,553
Investments funds – Equity	376	-	-	376	483	1	-	484
International investments	55	-	51	106	59	186	-	245
Structured investments - Private Equity funds	-	20	43	63	-	51	72	123
Real estate	-	-	212	212	-	-	235	235
Loans to participants	-	-	142	142	-	-	162	162
Other	-	-	924	924	-	-	187	187
Total	4,144	523	1,372	6,039	6,008	1,171	656	7,835
Funds not related to risk plans (i)				(1,723)				(2,178)
Fair value of plan assets at end of year				4,316				5,657

(i)	Financial investments not related to coverage of overfunded pension plans. Funds are related to the Company´s unconsolidated entities and former employees.

Schedule of measurement of overfunded plan assets at fair value with no observable market variables

	Private equity funds	International investments	Real estate funds	Real estate	Loans to participants	Others	Total
Balance as of December 31, 2022	240	-	3	293	128	-	664
Return on plan assets	5	-	-	9	22	-	36
Assets purchases	11	-	-	8	211	-	230
Assets sold during the year	(6)	-	(3)	(16)	(210)	-	(235)
Translation adjustment	8	-	-	18	11	-	37
Transfer between Overfunded and Underfunded pension plans	(58)	-	-	(18)	-	-	(76)
Balance as of December 31, 2023	200	-	-	294	162	-	656
Transfer	(129)	129	-	-	-	-	-
Return on plan assets	(12)	(69)	-	(19)	23	-	(77)
Assets purchases	-	-	-	3	62	-	65
Assets sold during the year	(3)	-	-	(12)	(67)	-	(82)
Translation adjustment	(13)	(9)	-	(54)	(38)	-	(114)
Transfer between Overfunded and Underfunded pension plans	-	-	-	-	-	924	924
Balance as of December 31, 2024	43	51	-	212	142	924	1,372

Schedule of assets by category

	December 31, 2024				December 31, 2023
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	-	8	-	8	-	6	-	6
Equity securities	89	-	-	89	112	-	-	112
Debt securities – Corporate	-	114	-	114	-	215	-	215
Debt securities – Government	20	216	-	236	60	150	-	210
Investments funds - Fixed Income	43	-	-	43	41	-	-	41
Investments funds – Equity	-	1	-	1	8	11	-	19
International investments	-	-	66	66	-	-	-	-
Structured investments - Private Equity funds	-	26	-	26	-	-	55	55
Real estate	-	-	43	43	-	-	27	27
Loans to participants	-	-	1	1	-	-	1	1
Others	-	-	116	116	-	-	131	131
Total	152	365	226	743	221	382	214	817

Schedule of measurement of underfunded plan assets at fair value

	Private equity funds	International investments	Real estate	Loans to participants	Others	Total
Balance as of December 31, 2022	8	-	6	1	125	140
Return on plan assets	4	-	-	-	3	7
Assets purchases	3	-	2	-	-	5
Assets sold during the year	(19)	-	-	-	-	(19)
Translation adjustment	1	-	1	-	3	5
Transfer between surplus and deficit plans	58	-	18	-	-	76
Balance as of December 31, 2023	55	-	27	1	131	214
Transfer	(54)	54	-	-	-	-
Return on plan assets	-	17	20	-	(4)	33
Assets sold during the year	(1)	-	(1)	-	-	(2)
Translation adjustment	-	(5)	(3)	-	(11)	(19)
Balance as of December 31, 2024	-	66	43	1	116	226

Schedule of expected benefit payments

	Overfunded pension plans	Underfunded pension plans and other benefits
2025	222	46
2026	224	48
2027	226	49
2028	228	50
2029	229	51
2030 and thereafter	1,136	275